UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09160

ALLIANCEBERNSTEIN HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2011

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein High Income Fund

Portfolio of Investments

July 31, 2010 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 47.4%
Industrial - 39.8%
Basic - 5.8%
AK Steel Corp.
7.625%, 5/15/20	U.S.$	1,564	$1,569,865
Algoma Acquisition Corp.
9.875%, 6/15/15 (a)		2,710	2,391,575
Appleton Papers, Inc.
10.50%, 6/15/15 (a)		2,150	2,128,500
Arch Western Finance LLC
6.75%, 7/01/13 (b)		643	646,215
Boise Paper Holdings LLC / Boise Finance Co.
9.00%, 11/01/17		1,410	1,480,500
Braskem SA
7.00%, 5/07/20 (a)		2,300	2,323,000
CF Industries, Inc.
6.875%, 5/01/18		1,100	1,155,000
7.125%, 5/01/20		1,100	1,174,250
Drummond Co., Inc.
7.375%, 2/15/16		1,450	1,450,000
Evraz Group SA
8.25%, 11/10/15 (a)		3,344	3,473,747
8.875%, 4/24/13 (a)		843	891,473
9.50%, 4/24/18 (a)		1,200	1,291,800
Georgia Gulf Corp.
10.75%, 10/15/16		1,500	1,567,500
Georgia-Pacific LLC
7.00%, 1/15/15 (a)		433	449,779
7.125%, 1/15/17 (a)		517	538,326
8.875%, 5/15/31		1,000	1,120,000
Graphic Packaging International, Inc.
9.50%, 8/15/13		2,200	2,238,500
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC
4.936%, 11/15/14 (c)		1,615	1,362,656
8.875%, 2/01/18		1,393	1,342,504
9.75%, 11/15/14		515	513,069
Huntsman International LLC
7.875%, 11/15/14		2,620	2,646,200
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)		9,341	7,729,677
Kerling PLC
10.625%, 1/28/17 (a)	EUR	2,800	3,785,651
Kronos International, Inc.
6.50%, 4/15/13		4,000	4,691,340
LBI Escrow Corp.
8.00%, 11/01/17 (a)	U.S.$	1,200	1,261,500
Lyondell Chemical Co.
11.00%, 5/01/18		2,100	2,260,125
MacDermid, Inc.
9.50%, 4/15/17 (a)		2,315	2,372,875
Momentive Performance Materials, Inc.
10.125%, 12/01/14 (d)		927	903,752
11.50%, 12/01/16 (e)		1,300	1,209,000

NewMarket Corp.
7.125%, 12/15/16		1,074	1,079,370
NewPage Corp.
10.00%, 5/01/12 (e)		3,920	2,214,800
Norske Skogindustrier ASA
7.00%, 6/26/17	EUR	2,150	1,905,205
Nova Chemicals Corp.
8.625%, 11/01/19	U.S.$	1,383	1,434,862
Novelis, Inc.
7.25%, 2/15/15 (b)		1,870	1,912,075
PE Paper Escrow GMBH
12.00%, 8/01/14 (a)		791	889,875
Peabody Energy Corp.
7.875%, 11/01/26		50	52,563
Series B
6.875%, 3/15/13		910	916,825
Rhodia SA
3.585%, 10/15/13 (a) (c)	EUR	1,950	2,490,320
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (a)		1,940	2,603,954
Solutia, Inc.
7.875%, 3/15/20	U.S.$	1,415	1,491,056
Steel Capital SA for OAO Severstal
9.25%, 4/19/14 (a)		1,570	1,703,450
9.75%, 7/29/13 (a)		7,028	7,678,090
Steel Dynamics, Inc.
6.75%, 4/01/15		675	685,125
7.625%, 3/15/20 (a)		1,500	1,535,625
7.75%, 4/15/16 (b)		910	946,400
Tube City IMS Corp.
9.75%, 2/01/15		1,000	1,001,250
United States Steel Corp.
6.65%, 6/01/37		3,300	2,813,250
7.375%, 4/01/20		575	576,438
Vedanta Resources PLC
8.75%, 1/15/14 (a)		4,299	4,642,920
9.50%, 7/18/18 (a)		900	985,680
Verso Paper Holdings LLC / Verso Paper, Inc.
Series B
11.375%, 8/01/16 (e)		2,448	2,258,280
Westvaco Corp.
8.20%, 1/15/30		1,940	2,077,831
Weyerhaeuser Co.
7.375%, 3/15/32		3,308	3,307,163

			103,170,786

Capital Goods – 3.6%
Alion Science and Technology Corp.
10.25%, 2/01/15		2,313	1,781,010
12.00%, 11/01/14 (a) (d)		451	443,084
AMH Holdings, Inc.
11.25%, 3/01/14 (b)		2,526	2,589,150
Ardagh Glass Finance PLC
8.75%, 2/01/20 (a)	EUR	2,050	2,758,280

9.25%, 7/01/16 (a)	U.S.$	497	723,766
Berry Plastics Corp.
8.875%, 9/15/14		2,954	2,957,385
10.25%, 3/01/16		672	640,080
Bombardier, Inc.
7.75%, 3/15/20 (a)		1,408	1,517,120
8.00%, 11/15/14 (a)		2,260	2,367,350
Building Materials Corp. of America
7.00%, 2/15/20 (a)		985	992,388
7.50%, 3/15/20 (a)		1,898	1,893,255
Case New Holland, Inc.
7.875%, 12/01/17 (a)		1,858	1,946,255
Clondalkin Industries BV
8.00%, 3/15/14 (a)	EUR	1,449	1,746,644
CNH America LLC
7.25%, 1/15/16	U.S.$	997	1,041,865
Crown Americas LLC / Crown Americas Capital Corp.
7.625%, 11/15/13		414	430,043
Crown European Holdings SA
7.125%, 8/15/18 (a)	EUR	395	522,465
Goodman Global Group, Inc.
Zero Coupon, 12/15/14 (a)	U.S.$	2,233	1,395,625
Graham Packaging Co. LP/GPC Capital Corp. I
8.25%, 1/01/17 (a)		692	692,000
Grohe Holding GMBH
8.625%, 10/01/14 (a) (e)	EUR	2,505	3,182,781
HeidelbergCement AG
8.50%, 10/31/19		920	1,246,878
IFCO Systems NV
10.00%, 6/30/16(a)		1,000	1,479,075
Impress Holdings BV
9.25%, 9/15/14 (a)		1,000	1,361,792
L-3 Communications Corp.
5.875%, 1/15/15	U.S.$	800	816,000
Masco Corp.
6.125%, 10/03/16		2,315	2,351,438
Nordenia International AG
9.75%, 7/15/17 (a)	EUR	1,652	2,179,714
Owens-Brockway Glass Container, Inc.
6.75%, 12/01/14	U.S.$	830	844,525
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)		2,733	2,801,325
Ply Gem Industries, Inc.
11.75%, 6/15/13		2,000	2,125,000
Pregis Corp.
5.835%, 4/15/13(c)	EUR	1,100	1,307,776
Rexam PLC
6.75%, 6/29/67		2,660	3,275,659
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
8.50%, 5/15/18 (a)	U.S.$	2,300	2,363,250
RSC Equipment Rental Inc/RSC Holdings III LLC
9.50%, 12/01/14		1,000	1,027,500

10.25%, 11/15/19 (a)		2,000	2,045,000
Sequa Corp.
11.75%, 12/01/15 (a)		2,145	2,142,319
Terex Corp.
8.00%, 11/15/17		2,856	2,770,320
Textron Financial Corp.
5.40%, 4/28/13		1,037	1,084,153
6.00%, 2/15/67 (a)		125	98,750
TransDigm, Inc.
7.75%, 7/15/14		120	123,600
United Rentals North America, Inc.
7.75%, 11/15/13 (e)		4,050	4,090,500

			65,155,120

Communications - Media - 4.5%
Allbritton Communications Co.
8.00%, 5/15/18 (a)		3,515	3,506,213
American Media Operations, Inc.
14.00%, 11/01/13 (a) (d)		649	422,817
Cablevision Systems Corp.
8.00%, 4/15/20		1,000	1,057,500
CCH II LLC / CCH II Capital Corp.
13.50%, 11/30/16		2,000	2,375,000
Cengage Learning Acquisitions, Inc.
10.50%, 1/15/15 (a)		3,685	3,565,238
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (a)	EUR	3,520	4,541,217
Charter Communications Operating LLC / Charter Communications Operating Capital
8.00%, 4/30/12	U.S.$	1,275	1,345,125
Clear Channel Communications, Inc.
5.50%, 9/15/14		5,205	3,070,950
5.75%, 1/15/13		3,288	2,646,840
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/17 (a)		323	338,500
Columbus International, Inc.
11.50%, 11/20/14 (a)		5,142	5,714,048
CSC Holdings LLC
6.75%, 4/15/12		190	198,075
7.875%, 2/15/18		2,212	2,333,660
Dex One Corp.
12.00%, 1/29/17		248	228,490
DISH DBS Corp.
7.125%, 2/01/16		1,250	1,284,375
Gallery Capital SA
10.125%, 5/15/13 (f) (g)		960	192,000
Hughes Network Systems LLC/HNS Finance Corp.
9.50%, 4/15/14		950	988,000
Intelsat Jackson Holdings SA
11.25%, 6/15/16		2,472	2,669,760
Intelsat Luxembourg SA
11.25%, 2/04/17		2,200	2,332,000
Lamar Media Corp.
6.625%, 8/15/15		2,941	2,926,295

Liberty Media LLC
5.70%, 5/15/13		1,145	1,169,331
LIN Television Corp.
6.50%, 5/15/13		3,050	3,004,250
McClatchy Co. (The)
11.50%, 2/15/17 (a)		1,500	1,582,500
Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc.
8.875%, 4/15/17 (a)		1,021	1,051,630
Nielsen Finance LLC / Nielsen Finance Co.
12.50%, 8/01/16		4,325	4,216,875
Quebecor Media, Inc.
7.75%, 3/15/16		3,452	3,503,780
Rainbow National Services LLC
8.75%, 9/01/12 (a)		250	250,625
10.375%, 9/01/14 (a)		1,458	1,516,320
Reader’s Digest Association, Inc. (The)
9.00%, 2/15/17 (f) (h) (i)		750	1,875
Sinclair Television Group, Inc.
9.25%, 11/01/17 (a)		1,975	2,063,875
Sirius XM Radio, Inc.
8.75%, 4/01/15 (a)		3,500	3,605,000
Technicolor
5.75%, 12/31/49 (f) (h)	EUR	925	6,027
Telesat Canada / Telesat LLC
11.00%, 11/01/15	U.S.$	1,600	1,832,000
Truvo Subsidiary Corp.
8.375%, 12/01/14 (a) (f)		1,283	43,301
Umbrella Acquisition, Inc.
9.75%, 3/15/15 (a)		3,953	3,572,072
Univision Communications, Inc.
12.00%, 7/01/14 (a)		1,580	1,734,050
UPCB Finance Ltd.
7.625%, 1/15/20 (a)	EUR	800	1,055,551
Valassis Communications, Inc.
8.25%, 3/01/15	U.S.$	761	795,245
Virgin Media Finance PLC
8.375%, 10/15/19		3,950	4,285,750
WMG Holdings Corp.
9.50%, 12/15/14 (b) (e)		3,918	3,986,565

			81,012,725

Communications - Telecommunications - 2.8%
Cincinnati Bell, Inc.
8.25%, 10/15/17		750	742,500
8.75%, 3/15/18		2,650	2,590,375
Clearwire Communications LLC/Clearwire Finance, Inc.
12.00%, 12/01/15 (a)		5,124	5,367,390
Cricket Communications, Inc.
9.375%, 11/01/14 (e)		3,482	3,599,517
10.00%, 7/15/15		500	535,000
Crown Castle International Corp.
7.125%, 11/01/19		1,500	1,556,250

Digicel Group Ltd.
10.50%, 4/15/18 (a)		2,241	2,397,870
Digicel Ltd.
12.00%, 4/01/14 (a)		660	749,100
ERC Ireland Finance Ltd.
5.683%, 8/15/16 (a) (c)	EUR	1,000	573,386
Fairpoint Communications, Inc.
Series 1
13.125%, 4/02/18 (f) (h)	U.S.$	1,048	94,341
Frontier Communications Corp.
6.25%, 1/15/13		1,222	1,261,715
8.125%, 10/01/18		500	530,000
9.00%, 8/15/31		600	615,000
Level 3 Financing, Inc.
8.75%, 2/15/17		3,220	2,857,750
9.25%, 11/01/14		878	814,345
10.00%, 2/01/18		500	455,625
MetroPCS Wireless, Inc.
9.25%, 11/01/14		2,040	2,131,800
Mobile Satellite Ventures LP
14.00%, 4/01/13 (a)		1,000	1,030,000
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)		1,155	1,221,413
MTS International Funding Ltd.
8.625%, 6/22/20 (a) (e)		3,150	3,509,730
Sprint Capital Corp.
6.875%, 11/15/28		3,000	2,610,000
Terrestar Networks, Inc.
15.00%, 2/15/14 (a)		1,936	1,858,356
TW telecom holdings, Inc.
8.00%, 3/01/18 (a)		2,824	2,940,490
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
8.375%, 4/30/13 (a)		2,545	2,754,962
Wind Acquisition Finance SA
11.75%, 7/15/17 (a)		3,400	3,603,500
Windstream Corp.
8.125%, 8/01/13		1,827	1,945,755
8.125%, 9/01/18 (a)		825	836,344
8.625%, 8/01/16		1,394	1,453,245

			50,635,759

Consumer Cyclical - Automotive - 1.5%
Affinia Group, Inc.
9.00%, 11/30/14		1,350	1,377,000
Allison Transmission, Inc.
11.00%, 11/01/15 (a)		1,000	1,075,000
American Axle & Manufacturing Holdings, Inc.
9.25%, 1/15/17 (a)		2,196	2,366,190
ArvinMeritor, Inc.
8.125%, 9/15/15		1,600	1,608,000
Cooper-Standard Automotive, Inc.
8.50%, 5/01/18 (a)		2,400	2,484,000

Ford Motor Co.
7.45%, 7/16/31 (e)	1,500	1,455,000
Ford Motor Credit Co. LLC
3.277%, 1/13/12 (c)	640	627,200
7.00%, 10/01/13	974	1,013,983
8.00%, 12/15/16	2,650	2,828,615
Goodyear Tire & Rubber Co. (The)
8.625%, 12/01/11	660	686,400
8.75%, 8/15/20	1,250	1,350,000
9.00%, 7/01/15	922	963,490
10.50%, 5/15/16	300	336,000
Keystone Automotive Operations, Inc.
9.75%, 11/01/13 (h)	986	374,680
Lear Corp.
7.875%, 3/15/18	1,500	1,560,000
Navistar International Corp.
8.25%, 11/01/21	3,180	3,362,850
Tenneco, Inc.
7.75%, 8/15/18 (a)	476	481,950
8.625%, 11/15/14	2,600	2,678,000

		26,628,358

Consumer Cyclical - Entertainment – 0.5%
AMC Entertainment, Inc.
11.00%, 2/01/16	2,325	2,487,750
Greektown Holdings LLC
10.75%, 12/01/13 (f) (g)	715	46,475
Pinnacle Entertainment, Inc.
7.50%, 6/15/15	4,050	3,928,500
8.625%, 8/01/17	500	522,500
8.75%, 5/15/20 (a)	1,000	977,500
WMG Acquisition Corp.
9.50%, 6/15/16	1,400	1,522,500

		9,485,225

Consumer Cyclical - Other - 4.5%
Beazer Homes USA, Inc.
6.875%, 7/15/15	1,000	890,000
12.00%, 10/15/17	860	963,200
Boyd Gaming Corp.
6.75%, 4/15/14	925	820,938
7.125%, 2/01/16	1,400	1,200,500
7.75%, 12/15/12 (e)	1,200	1,206,000
Broder Brothers Co.
12.00%, 10/15/13 (d) (g)	308	249,196
Chukchansi Economic Development Authority
8.00%, 11/15/13 (a)	2,075	1,400,625
DR Horton, Inc.
6.00%, 4/15/11	1,756	1,786,730
6.50%, 4/15/16	1,000	1,000,000
GWR Operating Partnership LLP
10.875%, 4/01/17 (a)	1,500	1,518,750
Harrah’s Operating Co., Inc.
5.375%, 12/15/13	2,500	2,275,000
5.625%, 6/01/15	1,935	1,339,987
6.50%, 6/01/16	1,177	776,820

11.25%, 6/01/17	2,300	2,484,000
Host Hotels & Resorts LP
6.875%, 11/01/14	481	489,418
9.00%, 5/15/17 (e)	1,000	1,097,500
Series Q
6.75%, 6/01/16	2,558	2,596,370
Isle of Capri Casinos, Inc.
7.00%, 3/01/14 (e)	4,265	3,913,137
K Hovnanian Enterprises, Inc.
10.625%, 10/15/16	2,600	2,626,000
KB Home
5.875%, 1/15/15	1,295	1,178,450
9.10%, 9/15/17	415	420,706
Lennar Corp.
6.95%, 6/01/18 (a)	1,380	1,228,200
Series B
6.50%, 4/15/16	2,200	2,024,000
Levi Strauss & Co.
8.875%, 4/01/16	2,000	2,100,000
M/I Homes, Inc.
6.875%, 4/01/12	1,500	1,488,750
MCE Finance Ltd.
10.25%, 5/15/18 (a)	4,095	4,356,056
Meritage Homes Corp.
6.25%, 3/15/15	1,350	1,285,875
MGM Mirage
6.625%, 7/15/15 (e)	2,000	1,675,000
7.625%, 1/15/17 (e)	1,715	1,432,025
8.375%, 2/01/11 (e)	1,241	1,247,205
Mohegan Tribal Gaming Authority
7.125%, 8/15/14	3,369	2,324,610
NCL Corp. Ltd.
11.75%, 11/15/16	4,250	4,722,812
Penn National Gaming, Inc.
8.75%, 8/15/19	2,200	2,299,000
Phillips-Van Heusen Corp.
7.375%, 5/15/20	540	562,950
Quiksilver, Inc.
6.875%, 4/15/15	2,700	2,538,000
Royal Caribbean Cruises Ltd.
7.25%, 6/15/16	2,850	2,878,500
8.75%, 2/02/11	727	745,175
Sheraton Holding Corp.
7.375%, 11/15/15	2,035	2,197,800
Standard Pacific Corp.
8.375%, 5/15/18	500	486,250
10.75%, 9/15/16	1,667	1,792,025
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/01/12 (b)	2,500	2,687,500
Station Casinos, Inc.
6.625%, 3/15/18 (f)	1,755	4,388
6.875%, 3/01/16 (f)	1,500	1,845
Tropicana Entertainment LLC / Tropicana Finance Corp.
9.625%, 12/15/14 (f) (h)	750	994

Turning Stone Resort Casino Enterprise
9.125%, 9/15/14(a)	700	711,375
WCI Communities, Inc.
6.625%, 3/15/15 (f) (h) (i)	750	0
William Lyon Homes, Inc.
10.75%, 4/01/13	2,252	1,869,160
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
6.625%, 12/01/14	3,194	3,313,775
7.75%, 8/15/20 (a)	3,400	3,446,750

		79,653,347

Consumer Cyclical - Restaurants - 0.2%
Landry’s Restaurants, Inc.
11.625%, 12/01/15	1,880	2,011,600
Sbarro, Inc.
10.375%, 2/01/15	1,750	1,373,750

		3,385,350

Consumer Cyclical - Retailers - 2.6%
Asbury Automotive Group, Inc.
8.00%, 3/15/14	1,430	1,430,000
AutoNation, Inc.
6.75%, 4/15/18	349	351,618
Blockbuster, Inc.
11.75%, 10/01/14 (a)	1,782	1,158,300
Bon-Ton Department Stores, Inc. (The)
10.25%, 3/15/14 (e)	4,130	4,042,237
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14 (e)	2,096	2,195,560
Couche-Tard US LP/Couche-Tard Finance Corp.
7.50%, 12/15/13	1,242	1,254,420
Dollar General Corp.
10.625%, 7/15/15	1,758	1,933,800
GameStop Corp. / GameStop, Inc.
8.00%, 10/01/12	2,784	2,860,560
Hines Nurseries, Inc.
10.125%, 10/01/11 (f) (h) (i)	1,000	0
JC Penney Corp., Inc.
7.40%, 4/01/37	4,100	4,141,000
Limited Brands, Inc.
5.25%, 11/01/14	3,194	3,194,000
6.90%, 7/15/17	3,710	3,821,300
Macy’s Retail Holdings, Inc.
6.625%, 4/01/11	1,500	1,535,625
Michaels Stores, Inc.
10.00%, 11/01/14 (e)	2,900	3,030,500
11.375%, 11/01/16	1,000	1,072,500
MU Finance PLC
8.375%, 2/01/17 (a)	1,900	1,862,000
Neiman Marcus Group, Inc. (The)
9.00%, 10/15/15	4,029	4,125,141
10.375%, 10/15/15 (e)	500	521,250
QVC, Inc.
7.50%, 10/01/19 (a)	1,400	1,442,000

Rite Aid Corp.
6.875%, 8/15/13		470	419,475
9.50%, 6/15/17		1,500	1,226,250
10.25%, 10/15/19		1,000	1,023,750
Sally Holdings LLC/Sally Capital, Inc.
9.25%, 11/15/14		1,200	1,266,000
Toys R US, Inc.
7.375%, 10/15/18		2,900	2,813,000

			46,720,286

Consumer Non-Cyclical - 5.4%
ACCO Brands Corp.
7.625%, 8/15/15		2,550	2,448,000
10.625%, 3/15/15		1,587	1,761,570
ARAMARK Corp.
8.50%, 2/01/15		4,942	5,108,792
Bausch & Lomb, Inc.
9.875%, 11/01/15		3,855	4,067,025
Biomet, Inc.
11.625%, 10/15/17		4,550	5,101,687
BioScrip, Inc.
10.25%, 10/01/15 (a)		1,905	1,933,575
Boston Scientific Corp.
6.00%, 6/15/11		3,000	3,090,489
Care UK Health & Social Care PLC
9.75%, 8/01/17 (a)	GBP	1,600	2,542,023
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15	U.S.$	2,584	2,577,241
CEDC Finance Corp. International, Inc.
8.875%, 12/01/16 (a)	EUR	1,000	1,335,729
9.125%, 12/01/16 (a)	U.S.$	1,150	1,173,000
CHS/Community Health Systems, Inc.
8.875%, 7/15/15		3,495	3,661,012
DaVita, Inc.
7.25%, 3/15/15		815	836,394
Dean Foods Co.
7.00%, 6/01/16		4,350	4,165,125
Del Monte Corp.
6.75%, 2/15/15		750	768,750
DJO Finance LLC / DJO Finance Corp.
10.875%, 11/15/14		1,030	1,105,963
Dole Food Co., Inc.
8.00%, 10/01/16 (a)		2,150	2,225,250
Elan Finance PLC / Elan Finance Corp.
8.75%, 10/15/16 (a)		1,750	1,745,625
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14		413	435,715
HCA, Inc.
6.375%, 1/15/15		3,017	2,949,117
6.50%, 2/15/16		782	766,360
6.75%, 7/15/13		1,316	1,329,160
9.625%, 11/15/16 (d)		2,259	2,439,720
Healthsouth Corp.
8.125%, 2/15/20		1,455	1,476,825
10.75%, 6/15/16		2,625	2,854,687
IASIS Healthcare LLC / IASIS Capital Corp.
8.75%, 6/15/14		3,841	3,937,025

Invacare Corp.
9.75%, 2/15/15	750	806,250
Jarden Corp.
7.50%, 1/15/20	2,550	2,601,000
Multiplan, Inc.
10.375%, 4/15/16 (a)	1,650	1,815,000
Mylan Inc.
7.625%, 7/15/17 (a)	330	347,738
7.875%, 7/15/20 (a)	335	354,681
New Albertsons, Inc.
7.45%, 8/01/29	3,110	2,581,300
8.00%, 5/01/31	2,600	2,249,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
10.625%, 4/01/17 (e)	1,000	1,067,500
Select Medical Corp.
6.143%, 9/15/15 (c)	1,500	1,306,875
7.625%, 2/01/15	1,983	1,898,722
Simmons Co.
10.00%, 12/15/14 (f) (h)	800	15,000
Smithfield Foods, Inc.
7.00%, 8/01/11	1,250	1,271,875
Stater Brothers Holdings
8.125%, 6/15/12	1,331	1,334,328
Sun Healthcare Group, Inc.
9.125%, 4/15/15	1,800	1,876,500
Tenet Healthcare Corp.
9.25%, 2/01/15	1,000	1,057,500
Tops Markets LLC
10.125%, 10/15/15 (a)	1,555	1,648,300
Universal Hospital Services, Inc.
4.134%, 6/01/15 (c)	500	427,500
US Oncology, Inc.
9.125%, 8/15/17	3,800	4,023,250
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.00%, 2/01/18 (a)	485	481,363
8.00%, 2/01/18	2,575	2,575,000
Viant Holdings, Inc.
10.125%, 7/15/17 (a)	1,559	1,863,005
Visant Corp.
7.625%, 10/01/12	968	969,210
Visant Holding Corp.
8.75%, 12/01/13	1,450	1,479,000

		95,885,756

Energy – 3.2%
Antero Resources Finance Corp.
9.375%, 12/01/17	2,323	2,421,727
Chaparral Energy, Inc.
8.875%, 2/01/17	2,800	2,702,000
Chesapeake Energy Corp.
6.50%, 8/15/17	1,575	1,602,563
6.625%, 1/15/16	1,250	1,278,125
6.875%, 11/15/20	100	104,125
Cie Generale de Geophysique-Veritas
7.50%, 5/15/15	909	890,820

7.75%, 5/15/17	69	67,275
9.50%, 5/15/16	1,307	1,377,251
Citgo Petroleum Corp.
11.50%, 7/01/17 (a)	3,852	4,006,080
Complete Production Services, Inc.
8.00%, 12/15/16	2,810	2,845,125
Denbury Resources, Inc.
8.25%, 2/15/20	349	372,558
Energy XXI Gulf Coast, Inc.
10.00%, 6/15/13	2,090	2,079,550
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (a)	322	314,353
Forest Oil Corp.
7.25%, 6/15/19	2,540	2,571,750
Helix Energy Solutions Group, Inc.
9.50%, 1/15/16 (a)	2,000	1,940,000
Hercules Offshore, Inc.
10.50%, 10/15/17 (a)	1,879	1,681,705
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)	3,509	3,579,180
Key Energy Services, Inc.
8.375%, 12/01/14	2,020	2,080,600
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20 (a)	2,090	2,220,625
Mariner Energy, Inc.
11.75%, 6/30/16	1,741	2,193,660
Newfield Exploration Co.
6.625%, 9/01/14-4/15/16	1,475	1,528,125
Offshore Group Investments Ltd.
11.50%, 8/01/15 (a)	2,500	2,487,500
OPTI Canada, Inc.
8.25%, 12/15/14	3,750	3,257,812
Parker Drilling Co.
9.125%, 4/01/18 (a)	1,389	1,382,055
Petrohawk Energy Corp.
9.125%, 7/15/13	2,494	2,599,995
Pioneer Natural Resources Co.
5.875%, 7/15/16	500	510,730
Plains Exploration & Production Co.
7.75%, 6/15/15	1,000	1,015,000
8.625%, 10/15/19	1,300	1,381,250
Range Resources Corp.
7.50%, 5/15/16	500	520,625
SandRidge Energy, Inc.
8.75%, 1/15/20 (a)	1,423	1,451,460
Tesoro Corp.
6.25%, 11/01/12	2,070	2,108,812
6.50%, 6/01/17	409	394,685
9.75%, 6/01/19	1,518	1,647,030

		56,614,151

Other Industrial - 0.6%
Baldor Electric Co.
8.625%, 2/15/17	2,500	2,650,000

Education Management LLC / Education Management Finance Corp.
10.25%, 6/01/16		1,550	1,596,500
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		3,259	3,364,917
Neenah Foundry Co.
9.50%, 1/01/17 (f) (h)		1,150	529,000
RBS Global, Inc. / Rexnord LLC
8.50%, 5/01/18 (a)		1,500	1,515,000
11.75%, 8/01/16		324	346,680
Sensus USA, Inc.
8.625%, 12/15/13		1,121	1,113,994

			11,116,091

Services - 1.1%
Live Nation Entertainment, Inc.
8.125%, 5/15/18 (a)		285	270,750
Lottomatica SpA
8.25%, 3/31/66 (a)	EUR	1,585	2,029,347
Realogy Corp.
10.50%, 4/15/14	U.S.$	2,232	1,919,520
12.375%, 4/15/15		1,250	959,375
Service Corp. International/US
6.75%, 4/01/16		2,900	2,929,000
7.50%, 4/01/27		1,575	1,421,438
ServiceMaster Co. (The)
10.75%, 7/15/15 (a)		2,358	2,472,952
Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc.
10.75%, 8/01/16		2,110	2,236,600
Travelport LLC
9.875%, 9/01/14		2,900	2,994,250
West Corp.
9.50%, 10/15/14		736	752,560
11.00%, 10/15/16		1,100	1,163,250

			19,149,042

Technology - 2.0%
Advanced Micro Devices, Inc.
7.75%, 8/01/20 (a)		973	982,730
8.125%, 12/15/17		1,465	1,538,250
Alcatel-Lucent USA, Inc.
6.45%, 3/15/29		2,450	1,653,750
6.50%, 1/15/28		1,650	1,113,750
Amkor Technology, Inc.
9.25%, 6/01/16		2,560	2,726,400
Aspect Software, Inc.
10.625%, 5/15/17 (a)		1,111	1,135,998
Ceridian Corp.
11.25%, 11/15/15		2,571	2,436,022
Eastman Kodak Co.
9.75%, 3/01/18 (a)		825	822,938
First Data Corp.
9.875%, 9/24/15		3,241	2,609,005
11.25%, 3/31/16		750	480,000
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (e)		2,030	1,958,950

9.25%, 4/15/18 (a)	726	749,595
10.125%, 12/15/16	1,679	1,519,495
Interactive Data Corp.
10.25%, 8/01/18 (a)	1,700	1,744,625
Iron Mountain, Inc.
6.625%, 1/01/16	1,393	1,396,482
8.375%, 8/15/21	2,000	2,125,000
8.75%, 7/15/18	1,000	1,060,000
NXP BV / NXP Funding LLC
3.276%, 10/15/13 (c)	620	585,900
9.50%, 10/15/15	2,325	2,278,500
Sanmina-SCI Corp.
8.125%, 3/01/16	2,624	2,669,920
Seagate Technology HDD Holdings
6.375%, 10/01/11	963	997,909
Sensata Technologies BV
8.00%, 5/01/14 (b) (e)	976	1,007,720
Serena Software, Inc.
10.375%, 3/15/16	419	410,620
SunGard Data Systems, Inc.
9.125%, 8/15/13	1,353	1,383,442
10.25%, 8/15/15	974	1,022,700
Xerox Capital Trust I
8.00%, 2/01/27	116	117,079

		36,526,780

Transportation - Airlines - 0.5%
American Airlines, Inc.
10.50%, 10/15/12 (a)	1,909	2,033,085
AMR Corp.
9.00%, 8/01/12	849	808,672
Continental Airlines, Inc.
8.75%, 12/01/11	703	721,454
Series 2003-ERJ1
7.875%, 7/02/18	1,375	1,319,871
Delta Air Lines, Inc.
9.50%, 9/15/14 (a)	1,300	1,407,250
Northwest Airlines, Inc.
Series 00-1
7.15%, 10/01/19 (b)	1,119	1,057,650
UAL 2007-1 Pass Through Trust
Series 071A
6.636%, 7/02/22	2,346	2,216,859

		9,564,841

Transportation - Railroads - 0.1%
Trinity Industries, Inc.
6.50%, 3/15/14	1,226	1,236,727

Transportation - Services - 0.9%
America West Airlines 1999-1 Pass Through Trust
Series 991G
7.93%, 1/02/19	2,003	1,942,763

Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
7.625%, 5/15/14	500	493,750
7.75%, 5/15/16	3,338	3,196,135

Hertz Corp. (The)
8.875%, 1/01/14		3,372	3,473,160
Overseas Shipholding Group, Inc.
8.125%, 3/30/18		1,500	1,522,500
Quality Distribution LLC/QD Capital Corp.
11.75%, 11/01/13		2,364	2,233,980
Stena AB
5.875%, 2/01/19 (a)	EUR	1,000	1,146,772
6.125%, 2/01/17 (a)		800	964,331
US Shipping Partners LP/US Shipping Finance Corp.
13.00%, 8/15/14 (f) (h) (i)	U.S.$	700	35,000
Western Express, Inc.
12.50%, 4/15/1 5(a)		1,000	980,000

			15,988,391

			711,928,735

Financial Institutions - 4.8%
Banking - 1.7%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	3,396	3,186,314
Bank of America Corp.
8.00%, 1/30/18	U.S.$	1,585	1,595,097
8.125%, 5/15/18		3,130	3,149,938
CenterCredit International BV
8.625%, 1/30/14 (a)		1,734	1,734,000
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (f)	EUR	1,500	1,123,967
Dresdner Funding Trust I
8.151%, 6/30/31 (a)	U.S.$	2,000	1,615,128
HBOS Capital Funding LP
6.071%, 6/30/14 (a)		590	457,250
HT1 Funding GMBH
6.352%, 6/30/17	EUR	1,450	1,190,446
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	6,050	5,074,500
Resona Preferred Global Securities Cayman Ltd.
7.191%, 7/30/15 (a)		6,300	5,982,064
Russian Standard Finance SA for Russian Standard Bank
7.50%, 10/07/10 (a)		2,359	2,358,056
UT2 Funding PLC
5.321%, 6/30/16	EUR	1,293	1,331,129
Zions Bancorporation
5.50%, 11/16/15	U.S.$	2,180	1,964,474
6.00%, 9/15/15		370	345,157

			31,107,520

Brokerage - 0.3%
E*Trade Financial Corp.
7.375%, 9/15/13		2,725	2,612,594
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (f)		1,600	348,000

Series G
4.80%, 3/13/14 (f)		1,800	382,500
Nuveen Investments, Inc.
10.50%, 11/15/15		2,645	2,598,712

			5,941,806

Finance - 1.5%
Ally Financial, Inc.
6.875%, 9/15/11		1,090	1,111,800
8.00%, 11/01/31		404	394,405
Series 8
6.75%, 12/01/14		2,590	2,577,050
CIT Group Funding Co. of Delaware LLC
10.25%, 5/01/13-5/01/17		3,608	3,734,611
CIT Group, Inc.
7.00%, 5/01/13-5/01/17		4,953	4,781,037
ILFC E-Capital Trust II
6.25%, 12/21/65 (a)		1,500	1,020,000
International Lease Finance Corp.
6.375%, 3/25/13		1,750	1,697,500
iStar Financial, Inc.
5.65%, 9/15/11 (e)		3,205	2,916,550
10.00%, 6/15/14		1,046	1,035,540
Residential Capital LLC
9.625%, 5/15/15		3,132	3,116,340
Ziggo Bond Co. BV
8.00%, 5/15/18 (a)	EUR	2,800	3,712,674

			26,097,507

Insurance - 1.0%
AGFC Capital Trust I
6.00%, 1/15/67 (a)	U.S.$	4,000	2,480,000
American International Group, Inc.
6.25%, 3/15/37		2,364	1,719,810
8.175%, 5/15/58		1,336	1,155,640
Genworth Financial, Inc.
6.15%, 11/15/66		2,535	1,831,537
Hartford Financial Services Group, Inc.
8.125%, 6/15/38		431	426,690
ING Capital Funding TR III
8.439%, 12/31/10		2,000	1,920,000
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		1,642	1,461,380
MBIA Insurance Corp.
14.00%, 1/15/33 (a)		3,556	1,671,320
XL Capital Ltd.
Series E
6.50%, 4/15/17		5,625	4,275,000

			16,941,377

Other Finance - 0.3%
DTEK Finance BV
9.50%, 4/28/15 (a)		3,574	3,566,137
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
8.00%, 1/15/18		1,900	1,895,250

iPayment, Inc.
9.75%, 5/15/14	642	588,233

		6,049,620

		86,137,830

Utility - 2.8%
Electric - 2.0%
AES Corp. (The)
7.75%, 3/01/14	2,696	2,817,320
8.00%, 10/15/17	860	912,675
Calpine Corp.
7.25%, 10/15/17 (a)	2,300	2,294,250
7.875%, 7/31/20 (a)	850	858,500
Dynegy Holdings, Inc.
8.375%, 5/01/16	4,141	3,312,800
Dynegy Roseton / Danskammer Pass Through Trust
Series B
7.67%, 11/08/16	1,929	1,784,325
Edison Mission Energy
7.00%, 5/15/17	3,948	2,684,640
7.50%, 6/15/13 (e)	1,562	1,319,890
7.75%, 6/15/16	447	318,488
Energy Future Holdings Corp.
10.875%, 11/01/17	2,090	1,463,000
Series P
5.55%, 11/15/14	1,980	1,122,545
Series Q
6.50%, 11/15/24	2,007	863,010
Indiantown Cogeneration LP
Series A-9
9.26%, 12/15/10	868	874,828
Mirant Americas Generation LLC
8.50%, 10/01/21	3,555	3,377,250
NRG Energy, Inc.
7.25%, 2/01/14	245	251,125
7.375%, 2/01/16-1/15/17	4,025	4,094,437
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67	1,700	1,517,250
RRI Energy, Inc.
7.625%, 6/15/14 (e)	1,041	1,046,205
7.875%, 6/15/17	3,293	3,120,117
Texas Competitive Electric Holdings Co. LLC
Series A
10.25%, 11/01/15	2,804	1,878,680

		35,911,335

Natural Gas - 0.8%
El Paso Corp.
Series G
7.375%, 12/15/12	394	419,522
7.75%, 1/15/32	2,698	2,704,265
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66	1,609	1,639,169

Kinder Morgan Finance Co. ULC
5.70%, 1/05/16		745	743,137
Regency Energy Partners LP/Regency Energy Finance Corp.
8.375%, 12/15/13		1,290	1,351,275
Sabine Pass LNG LP
7.50%, 11/30/16		2,900	2,523,000
Source Gas LLC
5.90%, 4/01/17 (a)		3,000	2,925,963
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
11.25%, 7/15/17		1,300	1,488,500

			13,794,831

			49,706,166

Total Corporates - Non-Investment Grades (cost $838,012,761)			847,772,731

EMERGING MARKETS - SOVEREIGNS - 12.5%
Argentina – 2.0%
Republic of Argentina
2.50%, 12/31/38 (b)		14,680	5,615,100
7.00%, 10/03/15 (e)		27,771	23,632,520
7.82%, 12/31/33	EUR	6,665	5,697,998
8.28%, 12/31/33 (e)	U.S.$	1,771	1,363,753

			36,309,371

Colombia - 1.4%
Republic of Colombia
7.375%, 3/18/19		830	1,014,675
7.375%, 9/18/37 (e)		19,250	24,014,375

			25,029,050

Dominican Republic - 1.1%
Dominican Republic
8.625%, 4/20/27 (a)		14,203	15,623,300
9.04%, 1/23/18 (a)		3,716	4,208,508

			19,831,808

Egypt - 0.2%
Egypt
5.75%, 4/29/20 (a)		1,584	1,631,520
6.875%, 4/30/40 (a)		1,096	1,143,950

			2,775,470

El Salvador - 0.9%
El Salvador
7.375%, 12/01/19 (a)		1,495	1,625,813
7.625%, 9/21/34 (a)		872	946,120
7.65%, 6/15/35 (a)		6,400	6,704,000
7.65%, 6/15/35 (a)		5,145	5,389,387
7.75%, 1/24/23 (a)		700	756,000

			15,421,320

Gabon - 0.2%
Gabonese Republic
8.20%, 12/12/17 (a)		3,208	3,492,710

Ghana - 0.3%
Republic of Ghana
8.50%, 10/04/17 (a)		4,524	4,946,542

Indonesia - 2.2%
Republic of Indonesia
6.625%, 2/17/37 (a)		2,560	2,905,600
6.875%, 1/17/18 (a)		6,272	7,322,560
7.50%, 1/15/16 (a)		1,000	1,180,000
7.75%, 1/17/38 (a)		6,347	8,108,292
8.50%, 10/12/35 (a)		1,645	2,261,875
11.625%, 3/04/19 (a)		11,284	16,982,420

			38,760,747

Jamaica - 0.0%
Jamaica
8.00%, 6/24/19		718	732,360

Philippines - 0.8%
Republic of Philippines
7.50%, 9/25/24		3,144	3,851,400
8.375%, 6/17/19		2,101	2,718,274
9.50%, 2/02/30		1,393	1,998,955
9.875%, 1/15/19		820	1,127,500
10.625%, 3/16/25		3,239	4,931,377

			14,627,506

Serbia & Montenegro - 0.1%
Republic of Serbia
6.75%, 11/01/24 (a)		1,818	1,763,751

Turkey - 0.6%
Republic of Turkey
6.875%, 3/17/36		5,116	5,538,070
7.00%, 6/05/20		3,400	3,910,000
7.375%, 2/05/25		1,649	1,931,391

			11,379,461

Ukraine - 1.2%
Ukraine Government International Bond
3.20%, 12/19/10	JPY	730,000	8,280,572
6.385%, 6/26/12 (a)	U.S.$	750	761,250
6.58%, 11/21/16 (a)		2,441	2,444,295
6.75%, 11/14/17 (a) (e)		4,445	4,467,225
7.65%, 6/11/13 (a)		4,498	4,711,655

			20,664,997

Uruguay - 0.6%
Republica Orient Uruguay
6.875%, 9/28/25		4,272	4,976,880
7.625%, 3/21/36		550	666,875
7.875%, 1/15/33		1,377	1,694,238
9.25%, 5/17/17		2,814	3,644,130

			10,982,123

Venezuela - 0.9%
Republic of Venezuela
6.00%, 12/09/20 (a)		7,563	4,556,707
7.00%, 3/31/38 (a)		1,891	1,073,143
7.65%, 4/21/25		6,203	3,814,845
9.00%, 5/07/23 (a)		3,465	2,373,525
9.25%, 5/07/28 (a)		6,684	4,528,275

			16,346,495

Total Emerging Markets - Sovereigns (cost $181,603,680)			223,063,711

CORPORATES - INVESTMENT GRADES - 11.8%
Financial Institutions - 4.9%
Banking - 1.8%
Allied Irish Banks PLC
12.50%, 6/25/19	EUR	1,850	2,675,712
American Express Co.
6.80%, 9/01/66	U.S.$	3,455	3,368,625
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (a)		3,500	2,366,875
Barclays Bank PLC
5.926%, 12/15/16 (a)		2,300	1,937,750
8.55%, 6/15/11 (a)		1,000	1,000,000
BNP Paribas
5.186%, 6/29/15 (a)		622	541,140
BNP Paribas Capital Trust IV
6.342%, 12/31/49	EUR	1,000	1,286,861
Countrywide Financial Corp.
6.25%, 5/15/16	U.S.$	505	535,147
Danske Bank A/S
5.914%, 6/16/14 (a)		685	598,106
Morgan Stanley
3.246%, 5/30/11 (c)	NZD	3,900	2,785,405
10.09%, 5/03/17 (a)	BRL	5,230	2,795,201
MUFG Capital Finance 5 Ltd.
6.299%, 1/25/17	GBP	475	658,387
National Capital Trust II
5.486%, 3/23/15 (a)	U.S.$	1,700	1,525,153
Societe Generale
4.196%, 1/26/15	EUR	1,500	1,563,780
Unicredito Italiano Capital Trust III
4.028%, 10/27/15		4,700	4,746,724
VTB Capital SA
6.875%, 5/29/18 (a)	U.S.$	1,333	1,399,650
Wells Fargo & Co.
Series K
7.98%, 3/15/18		2,600	2,678,000

			32,462,516

Brokerage - 0.1%
Jefferies Group, Inc.
6.875%, 4/15/21		982	992,563

Finance - 0.3%
HSBC Finance Capital Trust IX
5.911%, 11/30/35		465	406,875
SLM Corp.
5.125%, 8/27/12		999	974,025
Series A
5.00%, 10/01/13		4,100	3,878,014

			5,258,914

Insurance - 2.2%
Allstate Corp. (The)
6.125%, 5/15/37		1,860	1,699,575
AON Corp.
8.205%, 1/01/27		745	782,623
Assured Guaranty US Holdings, Inc.
Series A
6.40%, 12/15/66		2,723	1,841,429
Coventry Health Care, Inc.
5.875%, 1/15/12		664	683,816
5.95%, 3/15/17		1,415	1,387,391
Crum & Forster Holdings Corp.
7.75%, 5/01/17		457	460,999
Fairfax Financial Holdings Ltd.
7.75%, 6/15/17		1,000	1,028,750
Farmers Insurance Exchange
8.625%, 5/01/24 (a)		3,000	3,352,608
Genworth Financial, Inc.
7.70%, 6/15/20		1,600	1,637,923
Lincoln National Corp.
6.05%, 4/20/67		3,100	2,623,530
8.75%, 7/01/19		604	759,840
MetLife, Inc.
10.75%, 8/01/39		1,995	2,464,154
Nationwide Mutual Insurance Co.
5.81%, 12/15/24 (a)		5,000	4,375,665
9.375%, 8/15/39 (a)		2,040	2,321,387
Prudential PLC
11.75%, 12/31/49		460	529,989
Suncorp Metway Insurance Ltd.
6.75%, 10/06/26	AUD	500	353,729
Series 1
6.75%, 9/23/24		800	617,757
Swiss Re Capital I LP
6.854%, 5/25/16 (a)	U.S.$	4,900	4,245,193
Transatlantic Holdings, Inc.
8.00%, 11/30/39		1,365	1,340,293
Vero Insurance Ltd.
6.15%, 9/07/25	AUD	700	502,009
WR Berkley Corp.
5.60%, 5/15/15	U.S.$	3,500	3,642,261
ZFS Finance USA Trust I
6.15%, 12/15/65 (a)		3,000	2,910,000

			39,560,921

Other Finance - 0.2%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (a)		877	1,004,184
ORIX Corp.
5.48%, 11/22/11		3,000	3,102,819
Red Arrow International Leasing PLC
8.375%, 6/30/12	RUB	19,032	644,338

			4,751,341

REITS - 0.3%
Entertainment Properties Trust
7.75%, 7/15/20 (a)	U.S.$	2,544	2,489,940
ProLogis
6.875%, 3/15/20		2,500	2,395,468

			4,885,408

			87,911,663

Industrial - 4.1%
Basic - 1.4%
ArcelorMittal
9.00%, 2/15/15 (e)		730	878,959
ArcelorMittal USA, Inc.
6.50%, 4/15/14		1,565	1,725,727
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17		1,466	1,638,255
GTL Trade Finance, Inc.
7.25%, 10/20/17 (a)		1,747	1,899,863
Southern Copper Corp.
7.50%, 7/27/35		1,500	1,690,704
Teck Resources Ltd.
6.125%, 10/01/35		5,000	5,125,000
9.75%, 5/15/14		425	516,622
Union Carbide Corp.
7.75%, 10/01/96		2,500	2,187,500
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)		2,441	2,691,202
Vale Overseas Ltd.
5.625%, 9/15/19		2,285	2,482,991
6.875%, 11/21/36		3,495	3,863,359

			24,700,182

Capital Goods - 0.4%
Allied Waste North America, Inc.
Series B
7.125%, 5/15/16		362	390,960
Lafarge SA
7.125%, 7/15/36		1,500	1,448,109
Owens Corning
6.50%, 12/01/16		355	384,026
7.00%, 12/01/36		4,450	4,568,846

			6,791,941

Communications - Media - 0.6%
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		2,500	3,454,308

DirecTV Holdings LLC / DirecTV Financing Co., Inc.
6.375%, 6/15/15	3,900	4,031,625
News America, Inc.
6.40%, 12/15/35	1,000	1,081,022
RR Donnelley & Sons Co.
4.95%, 4/01/14	2,400	2,459,851

		11,026,806

Communications - Telecommunications - 0.2%
Qwest Corp.
6.875%, 9/15/33	1,500	1,443,750
7.625%, 6/15/15	1,590	1,749,000

		3,192,750

Consumer Cyclical - Other - 0.1%
Toll Brothers Finance Corp.
5.15%, 5/15/15	1,900	1,882,421

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.302%, 6/01/37	2,650	2,438,000

Consumer Non-Cyclical - 0.1%
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	332	401,294
Reynolds American, Inc.
7.625%, 6/01/16	1,376	1,600,375
Ventas Realty LP / Ventas Capital Corp.
6.75%, 4/01/17	422	434,760
Whirlpool Corp.
8.60%, 5/01/14	190	226,657

		2,663,086

Energy - 0.6%
Anadarko Petroleum Corp.
5.95%, 9/15/16	2,683	2,588,325
TNK-BP Finance SA
7.25%, 2/02/20 (a)	360	379,800
7.50%, 7/18/16 (a)	4,708	5,090,525
Transocean, Inc.
6.80%, 3/15/38	1,916	1,724,243
Williams Cos., Inc. (The)
7.875%, 9/01/21	149	180,725

		9,963,618

Other Industrial - 0.3%
Noble Group Ltd.
6.75%, 1/29/20 (a) (e)	2,368	2,403,520
8.50%, 5/30/13 (a)	2,103	2,339,587

		4,743,107

Services - 0.1%
Expedia, Inc.
8.50%, 7/01/16	1,750	1,890,000

Technology - 0.1%
Motorola, Inc.
6.50%, 9/01/25	2,035	2,150,051
7.50%, 5/15/25	325	362,877

		2,512,928

Transportation - Airlines - 0.1%
Delta Air Lines, Inc.
Series 071A
6.821%, 8/10/22	1,240	1,255,956

		73,060,795

Non Corporate Sectors - 2.0%
Agencies - Not Government Guaranteed - 1.9%
Gaz Capital SA for Gazprom
6.212%, 11/22/16 (a)	2,825	2,930,937
6.51%, 3/07/22 (a)	9,473	9,520,365
9.25%, 4/23/19 (a)	7,353	8,851,541
Petrobras International Finance Co.
5.75%, 1/20/20	3,050	3,242,678
TransCapitalInvest Ltd. for OJSC AK Transneft
5.67%, 3/05/14 (a)	869	914,623
7.70%, 8/07/13 (a)	3,477	3,874,230
8.70%, 8/07/18 (a)	1,219	1,474,990
VTB Capital SA
6.875%, 5/29/18 (a)	2,100	2,205,000

		33,014,364

Sovereign - 0.1%
Banco Do Brasil SA/Cayman
8.50%, 12/31/49 (a)	2,200	2,510,750

		35,525,114

Utility - 0.8%
Electric - 0.4%
Dominion Resources, Inc.
7.50%, 6/30/66 (e)	4,100	4,084,625
Empresas Publicas de Medellin ESP
7.625%, 7/29/19 (a) (e)	1,739	2,028,109
KCP&L Greater Missouri Operations Co.
11.875%, 7/01/12 (b)	1,000	1,150,138

		7,262,872

Natural Gas - 0.4%
Enterprise Products Operating LLC
Series H
6.65%, 10/15/34	1,500	1,652,060
Southern Union Co.
7.60%, 2/01/24	3,200	3,698,963
TransCanada PipeLines Ltd.
6.35%, 5/15/67	2,500	2,275,000

		7,626,023

		14,888,895

Total Corporates - Investment Grades (cost $198,722,696)		211,386,467

QUASI-SOVEREIGNS - 5.3%
Quasi-Sovereign Bonds - 5.3%
Indonesia - 0.4%
Majapahit Holding BV
7.875%, 6/29/37 (a)		5,600	6,258,000

Kazakhstan - 1.6%
Intergas Finance BV
6.375%, 5/14/17 (a)		8,000	8,240,000
KazMunaiGaz Finance Sub BV
7.00%, 5/05/20 (a)		3,746	4,036,315
8.375%, 7/02/13 (a)		4,530	4,994,325
9.125%, 7/02/18 (a)		3,812	4,610,860
11.75%, 1/23/15 (a)		5,900	7,456,125

			29,337,625

Philippines - 0.1%
Power Sector Assets & Liabilities Management Corp.
7.25%, 5/27/19 (a) (e)		950	1,100,812

Russia - 2.0%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)		8,000	8,200,000
6.299%, 5/15/17 (a)		9,519	9,756,975
7.125%, 1/14/14 (a)		4,785	5,107,988
7.50%, 3/25/13	RUB	15,000	496,078
7.75%, 5/29/18 (a)	U.S.$	11,479	12,655,597

			36,216,638

Trinidad & Tobago - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 8/14/19 (a)		2,150	2,520,875

Ukraine - 0.5%
Biz Finance PLC for Ukreximbank
8.375%, 4/27/15 (a)		1,620	1,668,600
NAK Naftogaz Ukraine
9.50%, 9/30/14		5,978	6,501,254

			8,169,854

Venezuela – 0.6%
Petroleos de Venezuela SA
5.25%, 4/12/17		1,730	1,046,650
5.375%, 4/12/27		19,894	9,648,590

			10,695,240

Total Quasi-Sovereigns (cost $80,700,044)			94,299,044

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.2%
Non-Agency Fixed Rate CMBS - 5.1%
Banc of America Commercial Mortgage, Inc.
Series 2006-4, Class AM
5.675%, 7/10/46		500	455,464

Series 2007-5, Class AM
5.772%, 2/10/51	4,676	3,975,241
Banc of America Large Loan, Inc.
Series 2009-UB1, Class A4B
5.621%, 6/24/50(a)	3,500	2,937,909
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class AM
5.449%, 12/11/40	1,400	1,380,620
Series 2006-PW12, Class AJ
5.762%, 9/11/38	1,520	1,260,684
Series 2006-PW13, Class AM
5.582%, 9/11/41	308	282,043
Series 2007-PW18, Class AM
6.084%, 6/11/50	1,500	1,368,756
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.825%, 6/15/38	5,686	6,091,692
Series 2006-C4, Class A3
5.467%, 9/15/39	5,320	5,382,354
Series 2006-C4, Class AM
5.509%, 9/15/39	5,600	4,481,233
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM
5.888%, 7/10/38	6,000	5,278,856
GS Mortgage Securities Corp. II
Series 2006-GG6, Class AM
5.622%, 4/10/38	3,000	2,630,161
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class AM
5.855%, 6/12/43	670	590,487
Series 2007-C1, Class A4
5.716%, 2/15/51	3,000	3,045,842
Series 2007-LD11, Class AM
5.818%, 6/15/49	5,105	3,885,906
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class AJ
5.205%, 4/15/30	2,475	2,218,020
Series 2006-C1, Class AM
5.217%, 2/11/31	2,100	1,972,914
Series 2007-C1, Class AM
5.455%, 2/15/40	5,500	4,665,057
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class AJ
5.137%, 7/12/38	2,700	2,346,694
Series 2007-C1, Class A4
5.826%, 6/12/50	1,700	1,748,219
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class AM
5.916%, 6/12/46	1,450	1,361,783
Series 2006-3, Class AM
5.456%, 7/12/46	1,340	1,186,083
Series 2006-4, Class AM
5.204%, 12/12/49	10,100	8,770,147
Morgan Stanley Capital I
Series 2006-IQ12, Class A4
5.332%, 12/15/43	7,100	7,367,949
Series 2006-IQ12, Class AM

5.37%, 12/15/43		7,876	6,679,257
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class AJ
5.144%, 7/15/42		1,810	1,571,503
Series 2006-C23, Class AM
5.466%, 1/15/45		2,400	2,095,317
Series 2006-C25, Class AM
5.738%, 5/15/43		3,700	3,332,853
Series 2006-C27, Class AM
5.795%, 7/15/45		2,000	1,762,628

			90,125,672

Non-Agency Floating Rate CMBS - 0.1%
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.223%, 7/15/44		2,700	2,306,927

Total Commercial Mortgage-Backed Securities (cost $83,244,959)			92,432,599

GOVERNMENTS - TREASURIES - 4.4%
Brazil - 2.0%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/14	BRL	19,170	10,317,216
Republic of Brazil
10.25%, 1/10/28 (e)		2,649	1,528,733
12.50%, 1/05/16 (e)		12,088	7,671,839
12.50%, 1/05/22		25,811	16,803,272

			36,321,060

Colombia - 0.5%
Colombia
7.75%, 4/14/21	COP	14,796,000	8,920,021

Greece - 0.3%
Hellenic Republic Government Bond
Series 30YR
4.60%, 9/20/40	EUR	6,430	4,714,755

Hungary - 0.7%
Hungary Government Bond
Series 14/C
5.50%, 2/12/14	HUF	1,175,500	5,126,139
Series 15/A
8.00%, 2/12/15		509,090	2,407,278
Series 16/C
5.50%, 2/12/16		1,131,580	4,798,647

			12,332,064

South Africa - 0.9%
South Africa Government Bond
Series R203
8.25%, 9/15/17	ZAR	78,000	10,775,820
Series R204
8.00%, 12/21/18		16,800	2,274,957
Series R207
7.25%, 1/15/20		7,600	973,163

Series R208
6.75%, 3/31/21	U.S.$	21,565	2,619,223

			16,643,163

Total Governments - Treasuries (cost $70,418,533)			78,931,063

GOVERNMENTS - SOVEREIGN BONDS - 2.3%
Brazil - 0.3%
Republic of Brazil
7.125%, 1/20/37		2,588	3,209,120
8.25%, 1/20/34		2,022	2,785,305

			5,994,425

Croatia - 0.5%
Republic of Croatia
6.625%, 7/14/20 (a)		5,350	5,739,550
6.75%, 11/05/19 (a)		3,280	3,535,131

			9,274,681

Hungary - 0.2%
Republic of Hungary
6.25%, 1/29/20		2,772	2,778,930

Iceland - 0.2%
Iceland Government International Bond
3.75%, 12/01/11	EUR	2,750	3,371,270

Lithuania - 0.4%
Republic of Lithuania
6.75%, 1/15/15 (a)	U.S.$	3,815	4,116,412
7.375%, 2/11/20 (a)		2,202	2,411,190

			6,527,602

Panama - 0.5%
Republic of Panama
6.70%, 1/26/36		1,317	1,540,890
8.875%, 9/30/27		2,709	3,772,282
9.375%, 4/01/29		2,946	4,264,335

			9,577,507

Peru - 0.2%
Republic of Peru
8.75%, 11/21/33		2,738	3,915,340

Total Governments - Sovereign Bonds (cost $35,880,669)			41,439,755

CMOs - 2.3%
Non-Agency Fixed Rate - 1.3%
Chaseflex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		1,853	1,276,159
Citimortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		4,400	3,165,153

Countrywide Alternative Loan Trust
Series 2006-42, Class 1A6
6.00%, 1/25/47	3,566	2,230,742
Series 2006-J1, Class 1A10
5.50%, 2/25/36	5,400	3,573,850
Series 2006-J5, Class 1A1
6.50%, 9/25/36	3,329	2,173,694
Washington Mutual Alternative Mortgage Pass- Through Certificates
Series 2006-7, Class A3
6.081%, 9/25/36	3,790	2,329,232
Series 2006-7, Class A4
6.171%, 9/25/36	3,634	2,103,658
Series 2006-9, Class A4
5.986%, 10/25/36	3,900	2,489,549
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/01/37	4,907	3,667,086

		23,009,123

Non-Agency Floating Rate - 0.8%
Countrywide Alternative Loan Trust
Series 2007-7T2, Class A3
0.929%, 4/25/37 (c)	6,059	3,318,042
Countrywide Home Loan Mortgage Pass Through Trust
Series 2007-13, Class A7
0.929%, 8/25/37 (c)	4,260	3,454,274
LXS
Series 2007-15N, Class 4A1
1.229%, 8/25/47 (c)	1,694	921,479
Structured Asset Mortgage Investments, Inc.
Series 2007-AR6, Class A1
6.433%, 8/25/47 (c)	5,677	3,244,476
WaMu Mortgage Pass Through Certificates
Series 2006-AR3, Class A1A
1.413%, 2/25/46 (c)	2,255	1,625,009
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2007-OA4, Class A1A
1.162%, 4/25/47 (c)	2,170	1,135,893

		13,699,173

Non-Agency ARMs - 0.2%
American Home Mortgage Assets
Series 2006-5, Class A1
1.322%, 11/25/46 (c)	5,010	2,451,488
Indymac Index Mortgage Loan Trust
Series 2006-AR5, Class 2A1
5.399%, 5/25/36 (j)	1,278	1,026,588

		3,478,076

Total CMOs (cost $39,114,202)		40,186,372

EMERGING MARKETS - TREASURIES - 2.2%
Colombia - 0.7%
Republic of Colombia
9.85%, 6/28/27	COP	1,391,000	1,008,168
12.00%, 10/22/15 (e)		15,901,000	11,163,362

			12,171,530

Egypt - 0.2%
Egypt
8.75%, 7/18/12 (a)	EGP	21,900	3,841,431

Indonesia - 0.5%
Indonesia Recap Linked Note
10.00%, 7/19/17	IDR	63,808,000	7,968,424

Turkey - 0.8%
Turkey Government Bond
11.00%, 8/06/14	TRY	17,375	12,450,239
16.00%, 3/07/12		3,248	2,402,557

			14,852,796

Total Emerging Markets - Treasuries (cost $34,183,788)			38,834,181

BANK LOANS - 1.7%
Industrial - 1.4%
Basic - 0.1%
Hexion Specialty Chemicals, Inc.
4.31%, 5/05/15 (c)		211	199,576
Ineos US Finance LLC
7.50%, 12/16/13 (c)		113	111,369
8.00%, 12/16/14 (c)		129	127,315
John Maneely Company
3.77%-3.78%, 12/09/13 (c)		404	382,117
Smurfit-Stone Container Enterprises, Inc.
6.75%, 2/22/16 (c)		1,000	1,002,490

			1,822,867

Capital Goods - 0.2%
Anchor Glass Container Corporation
6.00%, 3/02/16 (c)		664	655,329
Graham Packaging Company, L.P.
6.75%, 4/05/14 (c)		767	771,052
Graphic Packaging International, Inc.
3.28%, 5/16/14 (c)		206	201,504
Hawker Beechcraft Acquisition Company LLC
0.43%-2.10%, 3/26/14 (c)		7	5,812
2.32%-2.53%, 3/26/14 (c)		121	97,468
10.50%, 3/26/14(c)		2,878	2,856,663

			4,587,828

Communications - Media - 0.4%
Cengage Learning Acquisitions, Inc.
(Thomson Learning)
3.03%, 7/03/14(c)		1,219	1,078,269

Charter Communications Operating, LLC
2.32%, 3/06/14 (c)	U.S.$	977	926,538
7.25%, 3/06/14 (c)		1,222	1,243,514
Clear Channel Communications, Inc.
3.97%, 1/29/16 (c)		169	132,648
SuperMedia Inc. (fka Idearc Inc.)
11.00%, 12/31/15 (c)		337	282,646
Univision Communications Inc.
2.57%, 9/29/14 (c)		2,360	2,055,527
WideOpenWest Finance , LLC
2.85%-4.75%, 6/30/14 (c)		978	907,486

			6,626,628

Consumer Cyclical - Automotive - 0.2%
Allison Transmission, Inc.
3.10%, 8/07/14 (c)		977	911,840
Federal-Mogul Corporation
2.28%, 12/29/14-12/28/15 (c)		1,990	1,786,458
Ford Motor Company
3.35%, 12/15/13 (c)		230	222,890

			2,921,188

Consumer Cyclical - Other - 0.1%
Harrah’s Operating Company, Inc.
3.50%, 1/28/15 (c)		601	516,151
Las Vegas Sands, LLC
2.07%, 5/23/14 (c)		495	459,491

			975,642

Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory Warehouse Corporation
2.66%-2.76%, 5/28/13 (c)		280	264,035
Rite Aid Corporation
2.07%-2.10%, 6/04/14 (c)		994	872,615

			1,136,650

Energy - 0.0%
Ashmore Energy International
3.53%, 3/30/12-3/30/14 (c)		903	839,589

Other Industrial - 0.0%
Swift Transportation Co., Inc.
8.25%, 5/12/14 (c)		245	238,191

Services - 0.1%
Aveta Inc.
8.00%, 4/14/15 (c)		246	239,057
Koosharem LLC
10.25%, 6/30/14 (c)		2,650	1,970,031
Sabre Inc.
2.32%-2.48%, 9/30/14 (c)		495	448,196

ServiceMaster Company, The
2.82%, 7/24/14 (c)	198	182,463

		2,839,747

Technology - 0.2%
Avaya Inc.
3.26%, 10/24/14 (c)	594	526,887
Citgo Petroleum Corporation
9.25%, 6/24/17 (c)	1,900	1,897,872
First Data Corporation
3.07%-3.08%, 9/24/14 (c)	724	628,221
SunGard Data Systems Inc. (Solar Capital Corp.)
2.09%-2.10%, 2/28/14 (c)	25	23,635
4.00%-4.06%, 2/28/16 (c)	360	346,344

		3,422,959

		25,411,289

Financial Institutions - 0.2%
Finance - 0.1%
CIT Group, Inc.
13.00%, 1/20/12 (c)	618	636,151
Delos Aircraft Inc.
7.00%, 3/17/16 (c)	106	106,298
International Lease Finance Corp (Delos Aircraft Inc)
6.75%, 3/17/15 (c)	144	145,184

		887,633

Insurance - 0.0%
Asurion Corporation
3.34%-3.42%, 7/03/14 (c)	298	285,542

REITS - 0.1%
Capital Automotive L.P.
2.82%, 12/14/12 (c)	1,515	1,414,429

		2,587,604

Utility - 0.1%
Electric - 0.1%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
3.06%, 11/01/13 (c)	330	307,172
5.06%, 5/01/14 (c)	1,000	890,000
Texas Competitive Electric Holdings Company, LLC (TXU)
3.85%-4.07%, 10/10/14 (c)	1,706	1,325,535

		2,522,707

Total Bank Loans (cost $30,590,072)		30,521,600

ASSET-BACKED SECURITIES - 1.2%
Home Equity Loans - Fixed Rate - 1.1%
Countrywide Asset-Backed Certificates
Series 2006-1, Class AF6
5.526%, 7/25/36	2,795	2,151,595
Series 2006-15, Class A3
5.689%, 10/25/46	2,400	1,584,849
CSAB Mortgage Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36	2,194	1,522,007
GSAA Trust
Series 2005-12, Class AF5
5.659%, 9/25/35	2,300	1,672,974
Series 2006-10, Class AF3
5.985%, 6/25/36	2,600	1,547,115
Series 2006-6, Class AF4
5.945%, 3/25/36 (c)	1,987	1,156,387
LXS 2006-17
Series 2006-17, Class WF32
5.55%, 11/25/36	3,400	2,603,502
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36	2,500	1,462,249
Series 2007-8XS, Class A2
6.00%, 4/25/37	2,400	1,570,716
Ramc 2007-2 Af6
Series 2007-2, Class AF6
5.879%, 6/25/37	2,048	1,080,139
Renaissance Home Equity Loan Trust
Series 2007-3, Class AF3
7.238%, 9/25/37	5,800	3,008,097

		19,359,630

Home Equity Loans - Floating Rate - 0.1%
Countrywide Asset-Backed Certificates
Series 2006-S10, Class A1
0.439%, 10/25/36 (c)	203	197,132
Series 2007-S2, Class A1
0.469%, 5/25/37 (c)	1,226	1,068,657
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB2, Class A2C
4.995%, 2/25/37 (c)	2,300	1,302,472

		2,568,261

Total Asset-Backed Securities (cost $22,083,494)		21,927,891

EMERGING MARKETS - CORPORATE BONDS - 1.2%
Financial Institutions - 0.4%
Banking - 0.3%
Alfa Bond Issuance PLC for OJSC Alfa Bank
8.625%, 12/09/15	900	901,350
ATF Bank JSC
9.00%, 5/11/16 (a)	2,564	2,640,920
Banco BMG SA
9.15%, 1/15/16 (a)	1,300	1,436,500

		4,978,770

Other Finance - 0.1%
AES El Salvador Trust
6.75%, 2/01/16 (a)		1,200	1,122,317

			6,101,087

Industrial - 0.8%
Consumer Cyclical - Retailers - 0.1%
Edcon Holdings Proprietary Ltd.
6.219%, 6/15/15 (a)(c)	EUR	2,734	2,315,828

Consumer Non-Cyclical - 0.3%
Foodcorp Ltd.
8.875%, 6/15/12 (a)		1,956	2,574,451
JBS Finance II Ltd.
8.25%, 1/29/18 (a)	U.S.$	2,500	2,518,750

			5,093,201

Energy - 0.2%
Ecopetrol SA
7.625%, 7/23/19		1,722	2,014,740
Pan American Energy LLC/Argentine Branch
7.875%, 5/07/21 (a)		2,360	2,383,600

			4,398,340

Other Industrial - 0.2%
New Reclamation Group Pty Ltd. (The)
8.125%, 2/01/13 (a)	EUR	2,487	2,349,575
Savcio Holdings Pty Ltd.
8.00%, 2/15/13 (a)		290	374,134

			2,723,709

			14,531,078

Total Emerging Markets - Corporate Bonds (cost $20,245,549)			20,632,165

	Shares
PREFERRED STOCKS - 0.8%
Financial Institutions - 0.4%
Banking - 0.3%
Capital One Capital II
7.50%		130,000	3,289,000
Santander Finance Preferred SA
Unipersonal
6.80%		67,000	1,640,160

			4,929,160

Finance - 0.1%
Ally Financial, Inc.
7.00% (a)		479	393,364
Citigroup Capital XII
8.50%		77,000	2,013,550

			2,406,914

REITS - 0.0%
Sovereign Real Estate Investment Trust
12.00% (a)		501	548,595

			7,884,669

Industrial - 0.4%
Communications - Telecommunications - 0.4%
Centaur Funding Corp.
9.08% (a)		6,280	6,641,100

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375%		11,250	4,331
Federal National Mortgage Association
8.25%		51,350	17,459

			21,790

Total Preferred Stocks (cost $15,806,332)			14,547,559

	Principal Amount (000)
SUPRANATIONALS - 0.5%
Eurasian Development Bank
7.375%, 9/29/14 (a)		1,760	1,875,280
European Investment Bank
Zero Coupon, 4/24/13 (a)	IDR	82,770,270	7,673,489

Total Supranationals (cost $9,807,942)			9,548,769

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California ST
7.95%, 3/01/36	U.S.$	2,235	2,391,808
Illinois ST
7.35%, 7/01/35		2,620	2,724,538

Total Local Governments - Municipal Bonds (cost $4,887,994)			5,116,346

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.3%
Colombia - 0.3%
Bogota Distrio Capital
9.75%, 7/26/28(a) (cost $2,650,354)	COP	6,665,000	4,632,448

	Shares
COMMON STOCKS - 0.3%
American Media, Inc. (g)(i)(k)		10,382	0
Broder Brothers Co. (k)		26,940	0
Charter Communications, Inc. (k)		3,035	110,778
CIT Group, Inc. (k)		34,742	1,263,219
Citigroup, Inc. (k)		759,999	3,115,996

Company	Shares
Greektown Superholdings, Inc. (g)(i)(k)		541	51
Merisant Co. (h)(i)		999	0

Total Common Stocks (cost $4,788,812)			4,490,044

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 0.1%
Uruguay - 0.1%
Republica Orient Uruguay
3.70%, 6/26/37 (e) (cost $2,115,372)	UYU	50,783	2,421,500

	Shares
WARRANTS - 0.0%
Charter Communications, Inc., expiring 11/30/14 (k)		11,053	85,882
Alion Science And Technology C, expiring
11/01/14 (a)(k)		450	0

Total Warrants (cost $3,532,319)			85,882

	Contracts (l)
OPTION PURCHASED - CALL - 0.0%
Swaptions - 0.0%
IRS USD RTR
Expiration: May ‘11, Exercise Price: $2.2 (k) (cost $126,900)		0	6,441

	Shares
SHORT-TERM INVESTMENTS - 4.6%
Investment Companies - 4.6%
AllianceBernstein Fixed-Income Shares, Inc. -
Government STIF Portfolio, 0.20% (m) (cost $82,492,181)		82,492,181	82,492,181

Total Investments - 104.4% (cost $1,761,008,653) (n)			1,864,768,749
Other assets less liabilities - (4.4)%			(77,926,070)

Net Assets - 100.0%			$1,786,842,679

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 8/26/10	14,369	$12,279,630	$12,960,474	$680,844
Brazilian Real settling 8/03/10	13,533	7,503,036	7,694,665	191,629
Brazilian Real settling 8/03/10	13,533	7,701,671	7,694,665	(7,006)
Brazilian Real settling 9/02/10	13,533	7,623,149	7,637,992	14,843
Euro settling 8/25/10	2,385	2,942,732	3,107,873	165,141

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2010	Unrealized Appreciation/ (Depreciation)
Hungarian Forint settling 8/05/10	1,251,159	$5,522,176	$5,741,270	$219,094
Korean Won settling 9/30/10	11,606,230	9,677,100	9,783,815	106,715
Norwegian Krone settling 9/02/10	88,028	13,667,838	14,465,388	797,550
Russian Ruble settling 10/07/10	593,595	18,994,442	19,510,747	516,305
Sale Contracts:
Brazilian Real settling 8/03/10	13,533	7,701,671	7,694,665	7,006
Brazilian Real settling 8/03/10	13,533	7,671,113	7,694,665	(23,552)
British Pound settling 9/27/10	2,010	3,066,324	3,152,417	(86,093)
Colombian Peso settling 8/06/10	12,152,581	6,401,149	6,586,102	(184,953)
Colombian Peso settling 8/09/10	4,836,904	2,563,467	2,621,242	(57,775)
Colombian Peso settling 8/09/10	6,057,046	3,222,004	3,282,469	(60,465)
Colombian Peso settling 8/19/10	10,406,646	5,550,951	5,640,983	(90,032)
Colombian Peso settling 8/23/10	5,586,558	2,987,784	3,028,571	(40,787)
Colombian Peso settling 8/23/10	9,639,895	5,139,770	5,225,955	(86,185)
Euro settling 8/25/10	15	18,402	18,914	(512)
Euro settling 8/25/10	395	513,318	514,738	(1,420)
Euro settling 8/25/10	121	155,738	157,297	(1,559)
Euro settling 8/25/10	587	760,275	765,127	(4,852)
Euro settling 8/25/10	2,316	2,988,317	3,018,028	(29,711)
Euro settling 8/25/10	1,450	1,829,911	1,889,495	(59,584)
Euro settling 8/25/10	6,410	7,910,084	8,353,374	(443,290)
Euro settling 8/25/10	84,199	103,142,593	109,722,188	(6,579,595)
Hungarian Forint settling 8/05/10	1,251,159	5,318,443	5,741,270	(422,827)
Hungarian Forint settling 9/27/10	2,725,353	12,059,619	12,427,977	(368,358)
Japanese Yen settling 9/16/10	1,525,993	17,272,331	17,669,803	(397,472)
New Zealand Dollar settling 9/29/10	3,771	2,753,210	2,724,058	29,152

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN ISSUES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at July 31, 2010	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Goldman Sachs Bank USA:
Hellenic Republic Government
5.9% 10/22/22, 6/20/15*+	(0.50)%	7.37%	$7,800	$160,614	$—	$160,614
JPMorgan Chase Bank, NA: Republic of Iceland
4.375% 3/10/14, 12/20/11*	(10.50)	3.76	2,750	(367,739)	—	(367,739)
Sale Contracts:
Deutsche Bank:
Ukraine
7.65% 6/11/13, 9/20/10*	5.00	4.75	8,800	165,724	124,684	290,408
Ukraine
7.65% 6/11/13, 2/25/11*	5.00	4.75	13,000	290,943	274,362	565,305
Goldman Sachs Bank USA:
Gazprom
9.25% 4/28/34, 11/20/11*+	9.25	1.72	8,400	981,657	—	981,657
VTB Bank
4.25% 2/15/16, 11/20/11*+	11.50	2.25	4,400	630,084	—	630,084

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at July 31, 2010	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA: Citigroup
Global Markets
10.50% 10/21/09, 10/20/10*	1.04	1.46	4,560	9,345	—	9,345
Ukraine 7.65%
6/11/13, 2/20/11*	5.00	4.75	3,500	83,125	259,450	342,575
Morgan Stanley Capital Services Inc.:
RSHB 7.18%
5/16/13, 11/20/13*+	9.75	1.97	5,400	1,424,324	—	1,424,324

*	Termination date
+	The fund held collateral received from the swap counterparty. The aggregate market value of these securities amounted to $3,201,314.

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at July 31, 2010
Barclays Capital Inc.	3,435	USD	0.00%		12/31/10	$3,435,000
Barclays Capital Inc.	415	USD	0.00%		12/31/10	415,000
Barclays Capital Inc.	1,024	USD	(0.38	)%*	12/31/10	1,023,675
Barclays Capital Inc.	2,952	USD	(0.50	)%*	12/31/10	2,950,893
Barclays Capital Inc.	2,185	USD	(0.50	)%*	12/31/10	2,184,909
Barclays Capital Inc.	501	USD	(0.50	)%*	12/31/10	500,860
Barclays Capital Inc.	3,234	USD	(1.00	)%*	12/31/10	3,232,535
Barclays Capital Inc.	1,531	USD	(1.00	)%*	12/31/10	1,525,136
Barclays Capital Inc.	844	USD	(1.00	)%*	12/31/10	843,914
Barclays Capital Inc.	1,218	USD	(1.50	)%*	12/31/10	1,217,797
Barclays Emerging Markets	1,853	USD	0.40%		12/31/10	1,854,435
Barclays Emerging Markets	3,533	USD	(0.50	)%*	12/31/10	3,523,800
Barclays Emerging Markets	2,479	USD	(0.50	)%*	12/31/10	2,479,022
Barclays Emerging Markets	950	USD	(0.50	)%*	12/31/10	948,887
Barclays Emerging Markets	661	USD	(1.00	)%*	12/31/10	657,541
Chase Manhattan Bank NA	5,194	USD	0.20%		12/31/10	5,194,115
Chase Manhattan Bank NA	23,828	USD	0.15%		12/31/10	23,827,897
Chase Manhattan Bank NA	1,285	USD	(0.25	)%*	12/31/10	1,283,987
Chase Manhattan Government Securities	8,794	USD	0.05%		12/31/10	8,793,872
Chase Manhattan Government Securities	571	USD	0.05%		12/31/10	570,544
Chase Manhattan Government Securities	1,563	USD	0.00%		12/31/10	1,562,910
Chase Manhattan Government Securities	8,039	USD	(0.10	)%*	12/31/10	8,037,649
Chase Manhattan Government Securities	2,050	USD	(0.35	)%*	12/31/10	2,046,114
FIMAT Electronic Trading	1,016	USD	0.15%		12/31/10	1,016,267
FIMAT Electronic Trading	1,010	USD	0.15%		12/31/10	1,010,021
FIMAT Electronic Trading	1,010	USD	0.15%		12/31/10	1,010,017
FIMAT Electronic Trading	1,007	USD	(0.75	)%*	12/31/10	1,006,895
FIMAT Electronic Trading	489	EUR	(0.75	)%*	12/31/10	636,743
ING Bank Amsterdam	3,977	USD	0.62%		12/31/10	3,982,616
ING Bank Amsterdam	876	USD	0.54%		12/31/10	876,920
ING Bank Amsterdam	1,211	USD	0.00%		12/31/10	1,211,250
ING Bank Amsterdam	107	USD	0.00%		12/31/10	107,000

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at July 31, 2010
ING Bank Amsterdam	1,005	USD	(0.10	)%*	12/31/10	1,005,065
ING Bank Amsterdam	1,031	USD	(0.13	)%*	12/31/10	1,030,678
ING Bank Amsterdam	697	USD	(0.13	)%*	12/31/10	696,454
ING Bank Amsterdam	2,012	USD	(0.25	)%*	12/31/10	2,011,022
ING Bank Amsterdam	1,352	USD	(0.25	)%*	12/31/10	1,350,777
ING Bank Amsterdam	390	USD	(0.25	)%*	12/31/10	389,862
ING Bank Amsterdam	1,081	USD	(0.38	)%*	12/31/10	1,079,510
ING Bank Amsterdam	939	USD	(0.38	)%*	12/31/10	938,418
ING Bank Amsterdam	473	USD	(0.38	)%*	12/31/10	472,003
ING Bank Amsterdam	1,060	USD	(0.50	)%*	12/31/10	1,059,499
ING Bank Amsterdam	448	USD	(1.75	)%*	12/31/10	447,500
ING Bank Amsterdam	1,820	USD	(2.00	)%*	12/31/10	1,813,124
JPMorgan Chase Bank	3,259	USD	0.15%		12/31/10	3,258,981
JPMorgan Chase Bank	1,069	USD	0.00%		12/31/10	1,068,750
JPMorgan Chase Bank	1,083	USD	(0.50	)%*	12/31/10	1,082,244

						$106,672,108

*	Interest payment due from counterparty.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the aggregate market value of these securities amounted to $599,648,771 or 33.6% of net assets.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2010.
(c)	Floating Rate Security. Stated interest rate was in effect at July 31, 2010.
(d)	Pay-In-Kind Payments (PIK).
(e)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $104,639,316.
(f)	Security is in default and is non-income producing.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933.

These securities, which represent 0.03% of net assets as of July 31, 2010, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
American Media, Inc.	3/04/09	$230,000	$0	0.00%
Broder Brothers Co.
12.00%, 10/15/13	5/21/09	499,468	249,196	0.01%
Gallery Capital SA
10.125%, 5/15/13	5/10/06	958,819	192,000	0.01%
Greektown Holdings LLC
10.75%, 12/01/13	7/20/10	664,297	46,475	0.00%
Greektown Superholdings, Inc.	7/20/10	721	51	0.00%

(h)	Illiquid security.
(i)	Fair valued.
(j)	Variable rate coupon, rate shown as of July 31, 2010.
(k)	Non-income producing security.
(l)	One contract relates to 100 shares.
(m)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(n)	As of July 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $149,292,841 and gross unrealized depreciation of investments was $(45,532,745), resulting in net unrealized appreciation of $103,760,096.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of July 31, 2010, the fund’s total exposure to subprime investments was 2.17% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations

AUD	-	Australian Dollar
BRL	-	Brazilian Real
COP	-	Colombian Peso
EGP	-	Egyptian Pounds
EUR	-	Euro
GBP	-	Pound Sterling
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
TRY	-	Turkish Lira
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
LP	-	Limited Partnership
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN *

52.8%	United States
5.3%	Russia
3.8%	Brazil
2.9%	Colombia
2.4%	Indonesia
1.9%	Argentina
1.9%	United Kingdom
1.8%	Kazakhstan
1.7%	Ukraine
1.5%	Venezuela
1.5%	Canada
1.4%	Turkey
1.3%	South Africa
15.4%	Other
4.4%	Short-Term

100.0%	Total Investments

*	All data are as of July 31, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Australia, Barbados, Belgium, Cayman Islands, China, Croatia, Czech Republic, Denmark, Dominican Republic, Egypt, El Salvador, France, Gabon, Germany, Ghana, Greece, Hong Kong, Hungary, Iceland, India, Ireland, Italy, Jamaica, Japan, Lithuania, Luxembourg, Netherlands, Norway, Panama, Peru, Philippines, Poland, Serbia & Montenegro, Spain, Supranational, Sweden, Switzerland, Trinidad & Tobago, and Uruguay.

AllianceBernstein High Income Fund

July 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2010:

Investments in Securities	Level 1		Level 2	Level 3	Total
Assets:
Corporates - Non-Investment Grades	$	– 0 –	$838,319,876	$9,452,855	$847,772,731
Emerging Markets - Sovereigns		– 0 –	214,783,139	8,280,572	223,063,711
Corporates - Investment Grades		– 0 –	206,942,744	4,443,723	211,386,467
Quasi-Sovereigns		– 0 –	94,299,044	– 0 –	94,299,044
Commercial Mortgage-Backed Securities		– 0 –	36,461,974	55,970,625	92,432,599
Governments - Treasuries		– 0 –	78,931,063	– 0 –	78,931,063
Governments - Sovereign Bonds		– 0 –	41,439,755	– 0 –	41,439,755
CMOs		– 0 –	– 0 –	40,186,372	40,186,372
Emerging Markets - Treasuries		– 0 –	38,834,181	– 0 –	38,834,181
Bank Loans		– 0 –	– 0 –	30,521,600	30,521,600
Asset-Backed Securities		– 0 –	– 0 –	21,927,891	21,927,891
Emerging Markets - Corporate Bonds		– 0 –	19,195,665	1,436,500	20,632,165
Preferred Stocks		6,964,500	7,583,059	– 0 –	14,547,559
Supranationals		– 0 –	1,875,280	7,673,489	9,548,769
Local Governments - Municipal Bonds		– 0 –	5,116,346	– 0 –	5,116,346
Local Governments - Regional Bonds		– 0 –	– 0 –	4,632,448	4,632,448
Common Stocks		4,489,993	– 0 –	51	4,490,044
Inflation-Linked Securities		– 0 –	2,421,500	– 0 –	2,421,500
Warrants		– 0 –	85,882	– 0 –	85,882
Options Purchased - Calls		– 0 –	6,441	– 0 –	6,441
Short-Term Investments		82,492,181	– 0 –	– 0 –	82,492,181

Total Investments in Securities		93,946,674	1,586,295,949	184,526,126	1,864,768,749
Other Financial Instruments*:
Assets
Forward Currency
Exchange Contracts		– 0 –	2,728,279	– 0 –	2,728,279
Swaps		– 0 –	4,404,312	– 0 –	4,404,312
Liabilities
Forward Currency
Exchange Contracts		– 0 –	(8,946,028)	– 0 –	(8,946,028)
Swaps		– 0 –	(367,739)	– 0 –	(367,739)

Total		$93,946,674	$1,584,114,773	$184,526,126	$1,862,587,573

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Non Investment Grades		Emerging Markets - Sovereigns	Corporates - Investment Grades	Quasi- Sovereign
Balance as of 10/31/09	$29,155,307		$148,430,304	$39,517,688	$43,005,423
Accrued discounts/premiums	115,591		1,903,667	240,587	519,267
Realized gain (loss)	36,049		9,047,085	(94,148)	193,951
Change in unrealized appreciation/depreciation	1,845,390		4,600,946	2,591,013	2,512,135
Net purchases (sales)	5,545,241		12,570,115	(8,964,955)	10,430,699
Transfers into level 3	1,875		– 0 –	– 0 –	– 0 –
Transfers out of level 3	(27,246,598)		(168,271,545)	(28,846,462)	(56,661,475)

Balance as of 7/31/10	$9,452,855		$8,280,572	$4,443,723	$ – 0 –

Net change in unrealized appreciation/depreciation from investments held as of 7/31/10	$244,188		$410,586	$128,345	$ – 0 –

	Commercial Mortgage- Backed Securities		Governments - Treasuries	Governments - Sovereign Bonds	CMOs
Balance as of 10/31/09	$13,743,817		$39,173,955	$6,185,050	$3,617,638
Accrued discounts/premiums	176,812		83,938	(2,101)	236,797
Realized gain (loss)	– 0 –		392,145	– 0 –	650,024
Change in unrealized appreciation/Depreciation	3,072,181		(1,678,150)	517,696	333,379
Net purchases (sales)	25,726,435		(9,322,667)	– 0 –	35,348,534
Transfers into level 3	13,251,380		– 0 –	– 0 –	– 0 –
Transfers out of level 3	– 0	–	(28,649,221)	(6,700,645)	– 0 –

Balance as of 7/31/10	$55,970,625		$ – 0 –	$ – 0 –	$40,186,372

Net change in unrealized appreciation/depreciation from investments held as of 7/31/10	$3,935,353		$ – 0 –	$ – 0 –	$473,088

	Emerging Markets - Treasuries		Bank Loans	Asset-Backed Securities	Emerging Markets - Corporate Bonds
Balance as of 10/31/09	$29,116,404		$18,968,639	$2,095,498	$3,793,940
Accrued discounts/premiums	(51,427)		488,172	73,227	527
Realized gain (loss)	1,912,034		200,160	158,482	– 0 –
Change in unrealized appreciation/depreciation	(570,441)		(124,022)	43,704	282,953
Net purchases (sales)	(12,780,387)		10,988,651	19,556,980	– 0 –
Transfers into level 3	– 0 –		– 0 –	– 0 –	– 0 –
Transfers out of level 3	(17,626,183)		– 0 –	– 0 –	(2,640,920)

Balance as of 7/31/10	$ – 0 –		$30,521,600	$21,927,891	$1,436,500

Net change in unrealized appreciation/depreciation from investments held as of 7/31/10	$ – 0 –		$358,678	$(28,904)	$102,508

	Preferred Stocks			Supranationals		Local Governments - Regional Bonds		Common Stocks
Balance as of 10/31/09		$526,050		$	– 0 –		$3,076,661	$	– 0 –
Accrued discounts/premiums		– 0 –			82,151		6,087		– 0 –
Realized gain (loss)		– 0 –			– 0 –		– 0 –		(483)
Change in unrealized appreciation/depreciation		22,545			(332,401)		1,549,700		(785,585)
Net purchases (sales)		– 0 –			7,923,739		– 0 –		786,119
Transfers into level 3		– 0 –			– 0 –		– 0 –		– 0 –
Transfers out of level 3		(548,595)			– 0 –		– 0 –

Balance as of 7/31/10	$	– 0	–		$7,673,489		$4,632,448		$51

Net change in unrealized appreciation/depreciation from investments held as of 7/31/10	$	– 0	–		$(332,401)		$1,549,700		$(785,585)

	Inflation- Linked Securities			Governments - Sovereign Agencies		Warrants		TALF
Balance as of 10/31/09		$4,056,156			$2,632,732		$287,500		$(52,705,337)
Accrued discounts/premiums		91,958			(23,845)		– 0 –		– 0 –
Realized gain (loss)		224,375			64,081		392,500		– 0 –
Change in unrealized appreciation/depreciation		77,501			(122,412)		(287,500)		– 0 –
Net purchases (sales)		(2,028,490)			(2,550,556)		(392,500)		52,705,337
Transfers into level 3		– 0 –			– 0 –		– 0 –		– 0 –
Transfers out of level 3		(2,421,500)			– 0 –		– 0 –		– 0 –

Balance as of 7/31/10		– 0 –		$	– 0 –	$	– 0 –	$	– 0 –

Net change in unrealized appreciation/depreciation from investments held as of 7/31/10	$	– 0 –		$	– 0 –	$	– 0 –	$	– 0 –

	Total
Balance as of 10/31/09		$334,677,425
Accrued discounts/Premiums		3,941,408
Realized gain (loss)		13,176,255
Change in unrealized appreciation/depreciation		13,548,632
Net purchases (sales)		145,542,295
Transfers into level 3		13,253,255
Transfers out of level 3		(339,613,144)
Balance as of 7/31/10		$184,526,126
Net change in unrealized appreciation/depreciation from investments held as of 7/31/10		$6,055,556

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2010